Commitments and Contingencies Commitments and Contingencies - Equity Investments (Details) $ in Millions	Jul. 01, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Receivable And Investments In Related Parties	$ 1,171
Flash Partners Ltd [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Receivable, Related Parties	65
Investments	202
Flash Alliance Ltd [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Receivable, Related Parties	235
Investments	306
Flash Forward Ltd [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Receivable, Related Parties	263
Investments	100
Equity Method Investee [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Receivable And Investments In Related Parties	$ 1,171